Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Jul. 08, 2015	Jun. 26, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 157,371			$ 212,760	$ 68,707	$ 157,838
Short term investments	49,983			85,295
Prepaid expenses and other receivables	3,366			5,100
Total current assets	232,483			330,960
Property, plant and equipment, net	26,830			25,945
Total assets	271,480			367,753
Current liabilities:
Accrued expenses and other payables	2,819			7,219
Dividend payable	2,936			3,409
Bank loan	40,000	$ 35,000	$ 55,000	40,000
Total current liabilities	5,915			50,801
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 42,618,322 and 36,699,572 shares as at December 31, 2014 and 2015, respectively)	367			426
Additional paid-in capital	243,280			274,276
Retained earnings	26,343			42,258
Accumulated other comprehensive loss	(4,425)			(8)
Total shareholders' equity	265,565			316,952	363,390	362,792
Total liabilities and equity	271,480			367,753
Parent Company
Current assets:
Cash and cash equivalents	31,387			56,099	40,535	68,568
Short term investments	48,752			73,505
Prepaid expenses and other receivables	2,566			4,026
Amounts due from subsidiaries	153,463			10,037
Total current assets	236,168			143,667
Property, plant and equipment, net	3,457			3,693
Investments in subsidiaries	228,257			234,545
Total assets	467,882			381,905
Current liabilities:
Accrued expenses and other payables	1,409			881
Dividend payable	2,936			3,409
Bank loan				40,000
Amounts due to subsidiaries	157,347			20,663
Total current liabilities	161,692			64,953
Long term loan	40,625
Total liabilities	202,317			64,953
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 42,618,322 and 36,699,572 shares as at December 31, 2014 and 2015, respectively)	367			426
Additional paid-in capital	243,280			274,276
Retained earnings	26,343			42,258
Accumulated other comprehensive loss	(4,425)			(8)
Total shareholders' equity	265,565			316,952	$ 363,390	$ 362,792
Total liabilities and equity	$ 467,882			$ 381,905